Average Annual Total Returns - Independent Franchise Partners US Equity	Independent Franchise Partners US Equity 1 Year	Independent Franchise Partners US Equity 5 Year	Independent Franchise Partners US Equity Since Inception		Independent Franchise Partners US Equity Inception Date	Independent Franchise Partners US Equity (after taxes on distributions) 1 Year	Independent Franchise Partners US Equity (after taxes on distributions) 5 Year	Independent Franchise Partners US Equity (after taxes on distributions) Since Inception		Independent Franchise Partners US Equity (after taxes on distributions) Inception Date	Independent Franchise Partners US Equity (after taxes on distributions and redemptions) 1 Year	Independent Franchise Partners US Equity (after taxes on distributions and redemptions) 5 Year	Independent Franchise Partners US Equity (after taxes on distributions and redemptions) Since Inception		Independent Franchise Partners US Equity (after taxes on distributions and redemptions) Inception Date	Russell 1000 Value (Total Return) Index 1 Year	Russell 1000 Value (Total Return) Index 5 Year	Russell 1000 Value (Total Return) Index Since Inception		Russell 1000 Value (Total Return) Index Inception Date
Total	18.75%	14.43%	14.32%	[1]	Dec. 20, 2011	15.69%	12.37%	12.71%	[1]	Dec. 20, 2011	13.39%	11.24%	11.57%	[1]	Dec. 20, 2011	2.80%	9.74%	11.90%	[1]	Dec. 20, 2011

[1]	The Fund’s Inception Date is December 20, 2011.